As filed with the Securities and Exchange Commission on April 19, 2019

Securities Act File No. 333-171987
Investment Company Act File No. 811-22524

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 94	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 95	X

(Check appropriate box or boxes.)

PRECIDIAN ETFs TRUST
(Exact Name of Registrant as Specified in Charter)

350 Main St., Suite 9
Bedminster, New Jersey 07921

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (908) 781-0560

Mark Criscitello
Precidian Funds LLC
350 Main St., Suite 9
Bedminster, New Jersey 07921

(Name and Address of Agent for Service)

With copies to:

Michael W. Mundt, Esq.
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, DC  20036-2652

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X] On May 21, 2019 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until May 21, 2019, the effectiveness of the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement.  Post-Effective Amendment No. 49 to the Registration Statement of Precidian ETFs Trust (the “Trust”) relates solely to the Anheuser-Busch InBev SA/NV ADRPLUS Fund, AstraZeneca PLC ADRPLUS Fund, Banco Santander, S.A. ADRPLUS Fund, BP P.L.C. ADRPLUS Fund, British American Tobacco p.l.c. ADRPLUS Fund, Diageo plc ADRPLUS Fund, GlaxoSmithKline plc ADRPLUS Fund, HSBC Holdings Plc ADRPLUS Fund, Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund, Novartis AG ADRPLUS Fund, Novo Nordisk A/S (B Shares) ADRPLUS Fund, Royal Dutch Shell plc (Class A) ADRPLUS Fund, Royal Dutch Shell plc (Class B) ADRPLUS Fund, Sanofi ADRPLUS Fund, SAP AG ADRPLUS Fund, Total S.A. ADRPLUS Fund, Toyota Motor Corporation ADRPLUS Fund and Vodafone Group Plc ADRPLUS Fund.  Parts A and B of the Registrant’s Post-Effective Amendment No. 72, filed on June 1, 2018, are incorporated herein by reference.  Part C of the Registrant’s Post-Effective Amendment No. 49, filed on June 14, 2017, is incorporated herein by reference.

The prospectus and statement of additional information for the other series of the Trust are not changed by the filing of this Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bedminster and State of New Jersey on the 19th day of April 2019.

PRECIDIAN ETFS TRUST

By:	/s/ Daniel J. McCabe Daniel J. McCabe President
Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Name	Title	Date

/s/ Mark S. Criscitello Mark S. Criscitello	Trustee	April 19, 2019

* John V. Sinon	Trustee	April 19, 2019

* Dennis J. DeCore	Trustee	April 19, 2019

/s/ Daniel J. McCabe Daniel J. McCabe	President (Principal Executive Officer)	April 19, 2019

/s/ Joshua Hunter Joshua Hunter	Chief Financial Officer and Treasurer (Principal Financial Officer)	April 19, 2019
*By:	/s/ Daniel J. McCabe
Daniel J. McCabe
Attorney in fact

* An original power of attorney authorizing Mark S. Criscitello, Daniel J. McCabe and Stuart Thomas to execute this registration statement and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, is incorporated by reference from the initial Registration Statement filed on June 13, 2011 and from Post-Effective Amendment No. 10 to the Registration Statement filed on July 29, 2014.